Shareholder Report Holdings in Thousands	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Hilton Small-MidCap Opportunity ETF
Shareholder Report [Line Items]
Fund Name	Hilton Small-MidCap Opportunity ETF
Class Name	Hilton Small-MidCap Opportunity ETF
Trading Symbol	SMCO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hilton Small-MidCap Opportunity ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hiltonetfs.com. You can also request this information by contacting us at (833) 594‑4586 or by writing to the Hilton Small-MidCap Opportunity ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 594‑4586
Additional Information Website	www.hiltonetfs.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hilton Small-MidCap Opportunity ETF	$57	0.55%

The Fund commenced operations on November 28, 2023. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on November 28, 2023. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Since the inception of the Fund on November 28th 2023, the portfolio has performed well from both an absolute and relative perspective. The Fund returned 24.08% during the reporting period compared to a 23.46% return for the Fund’s benchmark, the Russell 2500 Total Return Index. The primary driver of the Fund’s performance has been its strategic exposure to companies positioned to benefit from physical and digital infrastructure development.

What Factors Influenced Performance?

The Fund’s emphasis on high-quality investments contributed positively to its strong performance. From a sector perspective, the Industrials sector was the most significant contributor to the Fund's relative outperformance, while the Health Care sector was the largest relative performance detractor.

The top five contributors to performance during the period included:

- Primoris Services Corp.

- EMCOR Group, Inc.

- Sprouts Farmers Market, Inc.

- Dycom Industries, Inc.

- Primo Water Corp.

The top five detractors to performance during the period included:

- Coty, Inc.

- West Pharmaceutical Services

- DigitalBridge Group, Inc.

- Americold Realty Trust, Inc.

- Ulta Beauty, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (11/28/23)
Hilton Small-MidCap Opportunity ETF - at NAV	24.08%
Russell 2500 Total Return Index	23.46%

Performance Inception Date	Nov. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.hiltonetfs.com for more recent performance information.
Net Assets	$ 93,630,000
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 317,788
Investment Company, Portfolio Turnover	15.00% [1]
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$93,630
Number of Holdings	66
Total Advisory Fee Paid	$317,788
Portfolio Turnover	15%*

*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Sector - Investments (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Clean Harbors, Inc.	2.8
Houlihan Lokey, Inc.	2.6
Primoris Services Corp.	2.6
Kyndryl Holdings, Inc.	2.5
Dycom Industries, Inc.	2.3
EMCOR Group, Inc.	2.3
Live Nation Entertainment, Inc.	2.3
nVent Electric PLC	2.1
Cullen/Frost Bankers, Inc.	2.1
Booz Allen Hamilton Holding Corp.	2.1

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.

[1]	Not annualized for periods less than one year.